GoodWill (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill [Abstract]
Schedule of goodwill
6.	GOODWILL

	As of December 31, 2021	As of June 30, 2022
	RMB	RMB
		(Unaudited)
Beginning Balance	1,533,485	43,011
Acquisitions	14,051	—
Impairment loss	(1,504,525)	(43,011)
Ending Balance	43,011	—